Subsequent events	6 Months Ended
Jun. 30, 2022
Subsequent events [abstract]
Subsequent events
23

Subsequent events

ING Bank Slaski which is 75 % owned by ING Group announced at 15 July 2022 that it will book a material negative impact of approximately EUR 363

million in the third quarter of 2022 which will be fully consolidated into ING
Groups pre-tax results in the third quarter of 2022. After corporate tax and the adjustment for non-controlling
interest the impact on ING Groups net result for the third

quarter of 2022 will be approximately EUR
210

million.
This impact is driven by the new law enacted in Poland in July 2022, that provides borrowers with a PLN-
denominated mortgage the option to suspend the mortgage instalments for up to eight months – two
instalments per quarter in the second half year of 2022 and one instalment per quarter in 2023. The affected assets’ gross carrying value prior to the change in law was PLN 56,079 million. The change in law resulted in a
reduction of the affected assets’ gross carrying value measured under IFRS 9, based on the bank’s estimate that
borrowers will apply 70 % of the total available monthly suspensions. The reduction in the assets’ gross carrying value amounts to PLN 1.7

billion and is recognised in profit or loss in 3Q 2022. The estimate of the amount of monthly suspensions that will be applied by borrowers will be reviewed regularly,

which can result in additional
gains or losses.
Next to this there are no subsequent events to report other than those disclosed in Note 22 Capital
Management.